Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payments [Abstract]
Schedule of the Total Share-Based Payment Expense

The total share-based payment expense is as follows:

	June 30, 2026	June 30, 2025

Performance Stock Units (PSUs)	40	-
Equity-settled Restricted Stock Units (RSUs)	366	-
Compound RSUs	96	-
Termination benefits	691	-
Total	1,193	-

Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs

This table summarizes additional information for the PSUs, equity-settled RSUs and the compound RSUs:

June 30, 2026	$	PSUs	Equity-settled RSUs	Compound RSUs
Vesting Period		2 years	6 months	2 years
Maximum term of options		2 years	6 months	2 years
Method of settlement		Equity	Equity	Choice of equity or cashless basis (investment in an approved investment fund)
Classification		Equity-settled	Equity-settled	Compound: equity-settled and cash-settled
Reconciliation:
Outstanding at beginning of the period		323,777	124,617	323,777
Granted during the period		—	—	—
Forfeited during the period		—	—	—
Exercised during the period		—	(124,617)	(174,336)
Outstanding at end of the period		323,777	—	149,441

Weighted average exercise price		—	—	—
Weighted average remaining contractual life		17 months	—	11 months